Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Plant and equipment [Abstract]
Plant and Equipment
The changes in the carrying value of plant and equipment are as follows:

	Mining infrastructure	Mining servers	Data centre infrastructure	Computer and network equipment	Leasehold improvements	Right-of-use assets	Total
Cost
Balance, January 1, 2021	$45,287	$88,215	$–	$–	$–	$504	$134,006
Additions	1,420	85,012	–	–	–	460	86,892
Balance, December 31, 2021	46,707	173,227	–	–	–	964	220,898
Additions	35,229	157,176	444	6,297	572	13,632	213,350
Acquired through business acquisition	–	–	8,815	4,531	287	9,606	23,239
Balance, December 31, 2022	$81,936	$330,403	$9,259	$10,828	$859	$24,202	$457,487

Accumulated Depreciation and Impairment
Balance, January 1, 2021	$21,860	$79,522	$–	$–	$–	$101	$101,483
Depreciation	6,027	17,073	–	–	–	189	23,289
Balance, December 31, 2021	27,887	96,595	–	–	–	290	124,772
Depreciation	5,177	81,820	1,222	2,083	160	3,418	93,880
Impairment	25,999	87,877	–	–	–	–	113,876
Balance, December 31, 2022	$59,063	$266,292	$1,222	$2,083	$160	$3,708	$332,528

Net book value as of
December 31, 2021	$18,820	$76,632	$–	$–	$–	$674	$96,126
December 31, 2022	$22,873	$64,111	$8,037	$8,745	$699	$20,494	$124,959

Significant Assumptions in Determining Value In Use	The significant assumptions in determining the VIU included the following:

December 31, 2022
Starting Bitcoin price	$22,412(US$16,548)
Starting network difficulty	35,364 billion
Discount rate	18.80% –18.90%
Monthly Bitcoin price growth	2.00% – 2.80%
Difficulty growth rate	2.80%

Impairment of Mining Infrastructure and Servers by CGU	The impairment of mining infrastructure and servers by CGU is listed below:

CGU	Carrying value	Recoverable value	Impairment
Medicine Hat	$79,449	$44,000	$35,449
Drumheller	38,062	10,000	28,062
North Bay	73,130	38,000	35,130
	$190,641	$92,000	$98,641